Expense Example, No Redemption - FidelityLargeCapStockFund-AMCIZPRO - FidelityLargeCapStockFund-AMCIZPRO - Fidelity Large Cap Stock Fund	Apr. 07, 2025 USD ($)
Fidelity Advisor Large Cap Stock Fund - Class C
Expense Example, No Redemption:
1 Year	$ 180
3 Years	557
5 Years	959
10 Years	1,886
Fidelity Advisor Large Cap Stock Fund - Class M
Expense Example, No Redemption:
1 Year	475
3 Years	739
5 Years	1,023
10 Years	1,830
Fidelity Advisor Large Cap Stock Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Large Cap Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Large Cap Stock Fund - Class A
Expense Example, No Redemption:
1 Year	673
3 Years	881
5 Years	1,106
10 Years	$ 1,751